Loss per Common Share - Summary of Weighted Average Number of Shares of Common Stock Outstanding (Details) - shares shares in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Stock options, warrants, and unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	281,023	106,002
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	12,000	12,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of loss per common share	34,071	32,535